Current and Long-term Liabilities - Term Note (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Term Note
Number of warrants to purchase shares issued		6,333,334
Price per warrant		$ 1.50
Draft Kings Inc
Term Note
Interest expense		$ 276
Draft Kings Inc | Pacific Western Bank Revolving Line of Credit
Term Note
Maximum borrowing capacity	$ 50,000	50,000	$ 40,000
Amount outstanding		6,750	3,750
Net facility available		$ 38,769	$ 31,769
Threshold amount of borrowing above which success fee payments will be required	$ 45,000
Percentage of lien on all issued and outstanding shares of capital stock of foreign subsidiaries	65.00%
Interest rate in effect		6.50%	6.50%
Interest expense		$ 258	$ 256	$ 284
Draft Kings Inc | Pacific Western Bank Revolving Line of Credit | Common Stock Warrants related to Credit Agreement
Term Note
Number of warrants to purchase shares issued	173,913
Price per warrant	$ 0.23
Draft Kings Inc | Pacific Western Bank Revolving Line of Credit | Minimum
Term Note
Success fee required when the outstanding principal amount exceeds threshold amount	$ 600
Draft Kings Inc | Pacific Western Bank Revolving Line of Credit | Maximum
Term Note
Success fee required when the outstanding principal amount exceeds threshold amount	$ 650
Draft Kings Inc | Pacific Western Bank Revolving Line of Credit | Prime rate
Term Note
Variable interest rate spread	1.00%
Variable annual interest rate floor	6.50%
Quarterly in arrears fee per annum	0.25%